Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Due to related parties	$ 981,127	$ 903,467
Mr. Zhengyu Wang and his affiliates
Due to related parties	833,555	756,965
Mr. Wangfeng Yan, and his affiliates
Due to related parties	$ 147,572	$ 146,502